Basis of Presentation and Significant Accounting Policies (Notes)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Significant Accounting Policies
Basis of Presentation and Significant Accounting Policies
Nature of Business
LinnCo, LLC (“LinnCo” or the “Company”) is a Delaware limited liability company formed on April 30, 2012, that completed its initial public offering (“IPO”) in October 2012. After the IPO, LinnCo’s initial sole purpose was to own units representing limited liability company interests (“units”) in its affiliate, Linn Energy, LLC (“LINN Energy”). In connection with the acquisition of Berry Petroleum Company, now Berry Petroleum Company, LLC (“Berry”) (see Note 2), LinnCo amended its limited liability company agreement to permit, among other things, the acquisition and subsequent transfer of assets to LINN Energy for consideration received. As of December 31, 2015, LinnCo had no significant assets or operations other than those related to its interest in LINN Energy. LINN Energy is an independent oil and natural gas company that trades on the NASDAQ Global Select Market (“NASDAQ”) under the symbol “LINE.” At December 31, 2015, LINN Energy’s last reported sales price was $1.29 per unit, as reported by NASDAQ, and the Company owned approximately 37% of LINN Energy’s outstanding units.
The operations of the Company are governed by the provisions of a limited liability company agreement executed by and among its members. Pursuant to applicable provisions of the Delaware Limited Liability Company Act (“Delaware Act”) and the Amended and Restated Limited Liability Company Agreement of LinnCo, LLC, as amended (“LLC Agreement”), shareholders have no liability for the debts, obligations and liabilities of the Company, except as expressly required in the LLC Agreement or the Delaware Act. The Company will remain in existence unless and until dissolved in accordance with the terms of the LLC Agreement.
Going Concern Uncertainty
As of December 31, 2015, the Company had income taxes payable of approximately $30 million and cash of approximately $11 million. The Company’s only significant asset is its interest in LINN Energy units and the Company’s cash flow, which was historically used to pay dividends to the Company’s shareholders, is completely dependent upon the ability of LINN Energy to make distributions to its unitholders. In October 2015, LINN Energy suspended the payment of its distribution. Accordingly, the uncertainty associated with the Company’s ability to meet its obligations as they become due raises substantial doubt about its ability to continue as a going concern.
The financial statements have been prepared on a going concern basis of accounting, which contemplates continuity of operations, realization of assets, and satisfaction of liabilities and commitments in the normal course of business. The financial statements do not include any adjustments that might result from the outcome of the going concern uncertainty.
The Company estimates that the income taxes will become due later in 2016, but cannot be certain of the exact timing of payment, or of the final amount that will ultimately be owed. If the income taxes owed are greater than the cash on hand at such time, the payment will require some form of liquidity to satisfy it, including a cash contribution from LINN Energy, which LINN Energy is not required to provide. As of March 15, 2016, LINN Energy had not agreed to provide any cash contribution.
In addition, LINN Energy does not expect to remain in compliance with all of the restrictive covenants contained in its credit facilities throughout 2016 unless those requirements are waived or amended. As a result of this and other factors, the uncertainty associated with LINN Energy’s ability to meet its obligations as they become due raises substantial doubt about its ability to continue as a going concern. LINN Energy’s auditors’ opinion issued in connection with its consolidated financial statements also includes a going concern explanation. If lenders, and subsequently noteholders, accelerate LINN Energy’s outstanding indebtedness, it will become immediately due and payable and LINN Energy will not have sufficient liquidity to repay those amounts. If LINN Energy is unable to reach an agreement with its creditors prior to any accelerations, it could be required to immediately file for protection under Chapter 11 of the U.S. Bankruptcy Code, and as a result, may result in LinnCo immediately filing for protection under Chapter 11 of the U.S. Bankruptcy Code.
LINN Energy is currently in discussions with various stakeholders and is pursuing or considering a number of actions, but there can be no assurance that sufficient liquidity can be obtained from one or more of these actions or that these actions can be consummated within the period needed.
Principles of Reporting
The Company presents its financial statements in accordance with United States (“U.S.”) generally accepted accounting principles (“GAAP”). Investments in noncontrolled entities over which the Company exercises significant influence are accounted for under the equity method.
Reimbursement of LinnCo’s Costs and Expenses
LINN Energy has agreed to provide to LinnCo, or to pay on LinnCo’s behalf, any financial, legal, accounting, tax advisory, financial advisory and engineering fees, and other administrative and out-of-pocket expenses incurred by LinnCo, along with any other expenses incurred in connection with any public offering of common shares representing limited liability company interests (“shares”) in LinnCo or incurred as a result of being a publicly traded entity. These expenses include costs associated with annual, quarterly and other reports to holders of LinnCo shares, tax return and Form 1099 preparation and distribution, NASDAQ listing fees, printing costs, independent auditor fees and expenses, legal counsel fees and expenses, limited liability company governance and compliance expenses, and registrar and transfer agent fees. In addition, LINN Energy has agreed to indemnify LinnCo and its officers and directors for damages suffered or costs incurred (other than income taxes payable by LinnCo) in connection with carrying out LinnCo’s activities. Because all general and administrative expenses and certain offering costs are actually paid by LINN Energy on LinnCo’s behalf, no cash is disbursed by LinnCo for these expenses and costs.
For the year ended December 31, 2015, LinnCo incurred total general and administrative expenses and certain offering costs of approximately $3 million, including approximately $2 million related to services provided by LINN Energy. All expenses and costs incurred during the year had been paid by LINN Energy on LinnCo’s behalf as of December 31, 2015.
For the year ended December 31, 2014, LinnCo incurred total general and administrative expenses and certain offering costs of approximately $3 million, including approximately $2 million related to services provided by LINN Energy. All expenses and costs incurred during the year had been paid by LINN Energy on LinnCo’s behalf as of December 31, 2014. In addition, during the year ended December 31, 2014, LINN Energy paid approximately $11 million on LinnCo’s behalf for general and administrative expenses incurred by LinnCo in 2013.
For the year ended December 31, 2013, LinnCo incurred total general and administrative expenses and certain offering costs of approximately $42 million, including approximately $40 million of transaction costs related to the Berry acquisition (see Note 2), of which approximately $9 million related to noncash share-based compensation expense, and approximately $2 million related to services provided by LINN Energy. Approximately $22 million of expenses and costs had been paid by LINN Energy on LinnCo’s behalf as of December 31, 2013.
Dividends
Within five business days after receiving a cash distribution related to its interest in LINN Energy units, LinnCo is required to pay the cash received, net of reserves for its income taxes liability (“tax reserve”), if any, as dividends to its shareholders. The amount of the tax reserve is calculated on a quarterly basis and is determined based on the estimated tax liability for the entire year. The current tax reserve can be increased or reduced, at Company management’s discretion, to account for the over/(under) tax reserve previously recorded. Because the tax reserve is an estimate, upon filing the annual tax returns, if the actual amount of tax due is greater or less than the total amount of tax reserved, the subsequent tax reserve, at Company management’s discretion, could be adjusted accordingly. Any such adjustments are subject to approval by the Company’s Board of Directors (“Board”).
Use of Estimates
The preparation of the accompanying financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amount of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of income and expenses. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Such estimates and assumptions are adjusted when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates. Any changes in estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.
Recently Issued Accounting Standards
In November 2015, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) that is intended to simplify the presentation of deferred taxes by requiring that all deferred taxes be presented as noncurrent. This ASU will be applied either prospectively or retrospectively as of the date of adoption and is effective for fiscal years beginning after December 15, 2016, and interim periods within those years (early adoption permitted). Adoption of this ASU is expected to result in a decrease in the Company’s current assets or current liabilities on its balance sheets, depending on its deferred taxes classification at such date, with no impact to the statements of operations.
In August 2014, the FASB issued an ASU that provides guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. This ASU is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter (early adoption permitted). The Company does not expect the adoption of this ASU to have a material impact on its financial statements or related disclosures.
Cash Equivalents
For purposes of the statements of cash flows, the Company considers all highly liquid short-term investments with original maturities of three months or less to be cash equivalents.
Accounting for Investment in Linn Energy, LLC
The Company uses the equity method of accounting for its investment in LINN Energy. The Company’s equity income (loss) consists of its share of LINN Energy’s earnings or losses attributed to the units the Company owns, the amortization of the difference between the Company’s investment in LINN Energy and LINN Energy’s underlying net assets attributable to certain assets and liabilities, and impairments of its investment in LINN Energy. The Company records its share of LINN Energy’s net income (loss) in the period in which it is earned. If the Company’s share of LINN Energy’s losses reduces its investment in LINN Energy to zero, the Company temporarily discontinues applying the equity method. At December 31, 2015, the Company owned approximately 37% of LINN Energy’s outstanding units. The Company’s ownership percentage could change if the Company acquires additional units or if LINN Energy issues or repurchases additional units. Changes in the Company’s ownership percentage affect its net income (loss).
Impairment testing on the Company’s investment in LINN Energy is performed when events or circumstances warrant such testing and considers whether there is an inability to recover the carrying value of the investment that is other than temporary. At September 30, 2015, and December 31, 2014, declines in the quoted market price of LINN Energy units, when considering the reduction and later suspension of LINN Energy’s distribution and continued low commodity prices, were determined by the Company to be other than temporary. Accordingly, the Company reduced the carrying value of its investment to fair value by recording a charge in excess of what would otherwise be recognized by the application of the equity method. The carrying value was reduced to fair value using LINN Energy’s quoted market price of $2.69 per unit and $10.13 per unit at September 30, 2015, and December 31, 2014, respectively, which is characteristic of a Level 1 fair value measurement. Impairment charges of approximately $326 million and $2.2 billion are included in “equity loss from investment in Linn Energy, LLC” on the statements of operations for the years ended December 31, 2015, and December 31, 2014, respectively. No impairment had occurred with respect to the Company’s investment in LINN Energy for the year ended December 31, 2013.
Primarily as a result of cumulative losses recognized by the Company, its investment in LINN Energy was reduced to zero as of December 31, 2015, at which time the Company discontinued applying the equity method. The amount of excess losses incurred was approximately $490 million as of December 31, 2015.
At December 31, 2015, the carrying amount of the Company’s investment in LINN Energy was greater than the Company’s ownership interest in LINN Energy’s underlying net assets by approximately $85 million. The difference is attributable to proved and unproved oil and natural gas properties and senior notes, and is included in “investment in Linn Energy, LLC” on the balance sheets and amortized over the lives of the related assets and liabilities. Such amortization is included in the equity income (loss) from the Company’s investment in LINN Energy.
Income Taxes
The Company is a limited liability company that has elected to be treated as a corporation for U.S. federal income tax purposes. Deferred income tax assets and liabilities are recognized for temporary differences between the basis of the Company’s assets and liabilities for financial and tax reporting purposes. At December 31, 2015, and December 31, 2014, the majority of the Company’s temporary differences and associated deferred taxes result from its investment in LINN Energy.
The Company routinely assesses the realizability of the deferred tax assets by considering whether it is more likely than not that some portion or all of the deferred tax assets will not be realized and records a valuation allowance against the deferred tax assets that will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making the assessment. The Company recognizes only the impact of income tax positions that, based on their merits, are more likely than not to be sustained upon audit by a taxing authority. For the year ended December 31, 2015, the Company’s established valuation allowances increased by approximately $433 million due to losses recorded in 2015 which generated additional deferred tax assets that are not expected to be realized. For the year ended December 31, 2014, the Company’s established valuation allowances increased by approximately $3 million due to acquisition accounting adjustments related to the 2013 Berry acquisition.
Earnings Per Share
Both basic and diluted earnings per share are computed by dividing net earnings attributable to shareholders by the weighted average number of shares outstanding during each period. There are no securities outstanding that may be converted into or exercised for shares.